EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING DATE
Events After The Reporting Date

29. EVENTS AFTER THE REPORTING DATE

The following events occurred subsequent to December 31, 2021:

•	On January 14, 2022, the Company completed the Arrangement. Pursuant to the Arrangement, the common shares of the Company were consolidated on a 10:1 basis and each holder of common shares of the Company received in exchange for every 10 pre-Consolidation common shares held: (i) one post-Consolidation common share of the Company; (ii) one common share of NickelCo; (iii) one common share of VanadiumCo and (iv) two common shares of RoyaltyCo.

•	Gross proceeds of $6,715,407 were released from escrow to Flying Nickel upon converting 10,094,033 non-flow-through subscription receipts of Flying Nickel into 10,094,033 units each consisting of one common share and one-half of one common share purchase warrant of the Flying Nickel, at a price of $0.70 per unit. In connection with the conversion, 601,269 broker warrants were issued to the agents for Flying Nickel Offering at an exercise price of $0.70 per common share.

•	A total of 62,000 stock options with an exercise price of $4.90 expired without exercise.

•	A total of 11,666 share purchase warrants with an exercise price of $2.60 expired without exercise. A total of 10,000 share purchase warrants with an exercise price of $2.60 were exercised for total proceeds of $26,000.

•	Pursuant the Company’s equity incentive plant dated September 1, 2021, the Company issued 187,049 bonus shares to the company’s directors, officers, employees, and consultants.

•	The Company entered into agreements with certain option and warrant holders (the “Holders”) pursuant to which the Company can sell some or all the Reserved Shares (Note 7) of NickelCo, VanadiumCo and RoyaltyCo currently held by the Company on behalf of the Holders in order to obtain working capital. At the date of this report, the Company sold 1,835,000 Reserved Shares for proceeds of $1,259,423.

•	Pursuant to the APA (Note 15), the Company has submitted for approval to the TSX a request to issue 1,267,145 common shares to settle $2,000,000 in contingent consideration payable to Victory Nickel, as the price of nickel exceeded US$10 per pound for 30 consecutive business days subsequent to the year ended December 31, 2021.